UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/02

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Gregory Gale
Title:	VP, Corporate Operations
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	R. Gregory Gale             Springfield, MA            09/30/02


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$389859
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES (ABT)      COM              002824100    12108 299701.00SH       SOLE                299701.00
ALBERTSONS INC COM             COM              013104104     4842 200413.00SH       SOLE                200413.00
ALLSTATE CORP (ALL)            COM              020002101     8057 226628.00SH       SOLE                226628.00
AMERICAN EXPRESS CO COM        COM              025816109    10046 322190.00SH       SOLE                322190.00
AMERICAN INT'L GROUP, INC(AIG) COM              026874107    14802 270597.00SH       SOLE                270597.00
ANHEUSER BUSCH COS INC (BUD)   COM              035229103     2335 46150.00 SH       SOLE                 46150.00
AT&T CORP.(T)                  COM              001957109     2473 205895.00SH       SOLE                205895.00
AT&T WIRELESS SVCS INC COM     COM              00209A106      101 24517.00 SH       SOLE                 24517.00
BANK NEW YORK INC COM          COM              064057102     4034 140366.00SH       SOLE                140366.00
BANK ONE CP-NEW (ONE)          COM              06423A103     1885 50390.00 SH       SOLE                 50390.00
CARDINAL HEALTHCARE            COM              14149Y108    23860 383609.00SH       SOLE                383609.00
CARNIVAL CORP.(CCL)            COM              143658102     4319 172085.00SH       SOLE                172085.00
CHEVRONTEXACO CORP COM         COM              166764100    17847 257721.00SH       SOLE                257721.00
CITIGROUP, INC.                COM              172967101    14135 476728.93SH       SOLE                476728.93
COMPUTER SCIENCES CORP COM     COM              205363104     5586 201017.00SH       SOLE                201017.00
CONAGRA, INC.(CAG)             COM              205887102     1592 64084.00 SH       SOLE                 64084.00
CROWN CORK & SEAL INC (CCK)    COM              228255105      363 69125.00 SH       SOLE                 69125.00
DANA CORP COM                  COM              235811106     2210 168975.00SH       SOLE                168975.00
DEERE & CO (DE)                COM              244199105     3698 81370.00 SH       SOLE                 81370.00
DONNELLEY R R & SONS COM       COM              257867101      347 14750.00 SH       SOLE                 14750.00
DUKE ENERGY CORP. (DUK)        COM              264399106    14683 751025.00SH       SOLE                751025.00
DUPONT E.I.DE NEMOU (DD)       COM              263534109     7913 219382.00SH       SOLE                219382.00
EXXONMOBIL CORP (XOM)          COM              30231G102    10893 341468.00SH       SOLE                341468.00
FEDERAL NATL MTG ASSN.(FNM)    COM              313586109    12388 208058.00SH       SOLE                208058.00
FORD MOTOR CO (F)              COM              345370860     2845 290277.00SH       SOLE                290277.00
GENERAL ELECTRIC CO. (GE)      COM              369604103    17067 692393.00SH       SOLE                692393.00
ILLINOIS TOOL WKS INC COM      COM              452308109     7671 131513.00SH       SOLE                131513.00
INTEL CORP (INTC)              COM              458140100    16303 1173738.00SH      SOLE               1173738.00
INTERNATIONAL BUS MACH COM     COM              459200101    11163 191441.00SH       SOLE                191441.00
KIMBERLY-CLARK CORP.(KMB)      COM              494368103    26799 473147.00SH       SOLE                473147.00
MARRIOTT INTL INC NEW CL A     COM              571903202    10511 362575.00SH       SOLE                362575.00
MASCO CORP.(MAS)               COM              574599106     8965 458582.00SH       SOLE                458582.00
MATTEL, INC (MAT)              COM              577081102     3436 190800.00SH       SOLE                190800.00
MAY DEPT STORES CO COM         COM              577778103     2859 125550.00SH       SOLE                125550.00
MICROSOFT CORP COM             COM              594918104    22844 522271.00SH       SOLE                522271.00
NORFOLK SOUTHERN CORP (NSC)    COM              655844108     1697 84032.00 SH       SOLE                 84032.00
PFIZER, INC (PFE)              COM              717081103    18248 628823.00SH       SOLE                628823.00
PITNEY BOWES INC COM           COM              724479100     7889 258738.00SH       SOLE                258738.00
PROCTER & GAMBLE CO COM        COM              742718109      227  2542.00 SH       SOLE                  2542.00
SCHERING PLOUGH CORP COM       COM              806605101    11031 517403.00SH       SOLE                517403.00
SOUTHWEST AIRLINES (LUV)       COM              844741108     9818 751788.00SH       SOLE                751788.00
TARGET CORP COM                COM              87612E106     9824 332808.00SH       SOLE                332808.00
UNITED PARCEL SERVICE CL B     COM              911312106     8184 130875.00SH       SOLE                130875.00
WACHOVIA CORP (WB)             COM              929903102     1731 52945.00 SH       SOLE                 52945.00
WELLS FARGO & CO (WFC)         COM              949746101     9450 196215.00SH       SOLE                196215.00
CHITTENDEN CORPORATION (CHZ)   COM              170228100      586 19795.00 SH       SOLE                 19795.00
STAPLES INC COM                COM              855030102      193 15086.00 SH       SOLE                 15086.00